THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated January 31, 2008 to the

Prospectus dated May 1, 2007

(as supplemented October 31, 2007 and December 7, 2007)

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund (the “Fund”), a series of The Managers Funds, contained in the Fund’s Prospectus dated May 1, 2007, as supplemented October 31, 2007 and December 7, 2007 (the “Prospectus”).

Effective January 31, 2008, Keitha L. Kinne replaced Thomas G. Hoffman as the portfolio manager primarily responsible for the day-to-day management of the Fund’s cash reserves, which are managed by Managers Investment Group LLC. Accordingly, all references in the Prospectus to the portfolio manager of the Fund’s cash reserves shall now refer to Keitha L. Kinne, and the fourth paragraph on page 8 of the Prospectus under the section titled “Fund Management” is hereby deleted and replaced in its entirety with the following:

“The Investment Manager manages the cash reserves portion of the Fund. As of December 31, 2007, the Investment Manager had assets under management of approximately $9.9 billion. Keitha L. Kinne is primarily responsible for the day-to-day management of the Fund’s cash reserves. Ms. Kinne is a Managing Partner and Chief Operating Officer of the Investment Manager and has held those positions since 2007. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007, served as Managing Director at Citigroup Asset Management from 2004 to 2006, and also served as Senior Vice President of Prudential Investments from 1999 to 2004.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated January 31, 2008 to the

Prospectus dated May 1, 2007

(as supplemented October 31, 2007, December 7, 2007, December 21, 2007, and January 18, 2008)

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund (the “Fund”), a series of The Managers Funds, contained in the Fund’s Prospectus dated May 1, 2007, as supplemented October 31, 2007, December 7, 2007, December 21, 2007, and January 18, 2008 (the “Prospectus”).

Effective January 31, 2008, Keitha L. Kinne replaced Thomas G. Hoffman as the portfolio manager primarily responsible for the day-to-day management of the Fund’s cash reserves, which are managed by Managers Investment Group LLC. Accordingly, all references in the Prospectus to the portfolio manager of the Fund’s cash reserves shall now refer to Keitha L. Kinne, and the first full paragraph on page 39 of the Prospectus under the section titled “Fund Management–Managers Special Equity Fund” is hereby deleted and replaced in its entirety with the following:

“The Investment Manager manages the cash reserves portion of the Fund. As of December 31, 2007, the Investment Manager had assets under management of approximately $9.9 billion. Keitha L. Kinne is primarily responsible for the day-to-day management of the Fund’s cash reserves. Ms. Kinne is a Managing Partner and Chief Operating Officer of the Investment Manager and has held those positions since 2007. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007, served as Managing Director at Citigroup Asset Management from 2004 to 2006, and also served as Senior Vice President of Prudential Investments from 1999 to 2004.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated January 31, 2008

to the Statement of Additional Information dated May 1, 2007

(as supplemented October 31, 2007 and December 7, 2007)

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund (the “Fund”), a series of The Managers Funds, contained in the Fund’s Statement of Additional Information dated May 1, 2007, as supplemented October 31, 2007 and December 7, 2007 (the “SAI”).

Effective January 31, 2008, Keitha L. Kinne replaced Thomas G. Hoffman as the portfolio manager primarily responsible for the day-to-day management of the Fund’s cash reserves, which are managed by Managers Investment Group LLC. Accordingly, all references in the SAI to the portfolio manager of the Fund’s cash reserves shall now refer to Keitha L. Kinne.

In addition, under the section of the SAI titled “Portfolio Managers of the Funds–Special Equity Fund”, the following changes are hereby made:

The table (and lead-in text) on page 46 titled “Other Accounts Managed by the Portfolio Manager” under “Managers Investment Group LLC (“Investment Manager”)” is hereby deleted and replaced in its entirety with the following:

Other Accounts Managed by the Portfolio Manager

Keitha L. Kinne is primarily responsible for the day-to-day management of the cash reserves segment of the Special Equity Fund. Information provided below relating to other accounts managed by the portfolio manager is as of January 25, 2008.

Portfolio Manager: Keitha L. Kinne

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	None	$0	None	$0

The section titled “Portfolio Manager Compensation” on page 46 of the SAI is hereby deleted and replaced in its entirety with the following:

Portfolio Manager Compensation

Ms. Kinne’s compensation includes a salary and bonus. The bonus portion of compensation is primarily based upon profitability of the firm.

The section titled “Portfolio Manager Ownership of the Fund” on page 46 of the SAI is hereby deleted and replaced in its entirety with the following:

Portfolio Manager Ownership of the Fund

As of January 25, 2008, Ms. Kinne did not own shares of the Special Equity Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE